INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2017
INCOME TAXES [Abstract]
Statutory tax rate		23.00%	24.00%	25.00%
Operating loss carryforwards		$ 54,000
Provisional net charge resulting from remeasurement of the Company's net deferred tax asset in the U.S., based on the new lower corporate income tax rate	$ 543
Accrued interest liability related to uncertain tax positions	$ 0	$ 0	$ 0	$ 43
Israeli corporate tax rate for 2018		21.00%
Taxes owed in connection with certain organizational changes					$ 441